Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 7 – LOANS AND RELATED ALLOWANCE FOR LOAN AND LEASE LOSSES

Major classifications of loans are summarized as follows (in thousands):

	September 30, 2016	December 31, 2015
Commercial and industrial	$59,376	$42,536
Real estate – construction	17,633	22,137
Real estate – mortgage:
Residential	258,952	232,478
Commercial	245,636	231,701
Consumer installment	4,732	4,858

	586,329	533,710
Less: Allowance for loan and lease losses	6,334	6,385

Net loans	$579,995	$527,325

The Company’s primary business activity is with customers located within its local Northeastern Ohio trade area, eastern Geauga County, and contiguous counties to the north, east, and south. The Company also serves the central Ohio market with offices in Dublin, Sunbury and Westerville, Ohio. Commercial, residential, consumer, and agricultural loans are granted. Although the Company has a diversified loan portfolio, loans outstanding to individuals and businesses are dependent upon the local economic conditions in the Company’s immediate trade area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff generally are reported at their outstanding unpaid principal balances net of the allowance for loan and lease losses. Interest income is recognized as income when earned on the accrual method. The accrual of interest is discontinued on a loan when management believes, after considering economic and business conditions, the borrower’s financial condition is such that collection of interest is doubtful. Interest received on nonaccrual loans is recorded as income or applied against principal according to management’s judgment as to the collectability of such principal.

Loan origination fees and certain direct loan origination costs are being deferred and the net amount amortized as an adjustment of the related loan’s yield. Management is amortizing these amounts over the contractual life of the related loans.

The following tables summarize the primary segments of the loan portfolio and allowance for loan and lease losses (in thousands):

			Real Estate- Mortgage
September 30, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$844	$1,093	$3,238	$6,466	$5	$11,646
Collectively evaluated for impairment	58,532	16,540	255,714	239,170	4,727	574,683

Total loans	$59,376	$17,633	$258,952	$245,636	$4,732	$586,329

			Real estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,808	$1,787	$3,881	$6,199	$6	$13,681
Collectively evaluated for impairment	40,728	20,350	228,597	225,502	4,852	520,029

Total loans	$42,536	$22,137	$232,478	$231,701	$4,858	$533,710

				Real Estate- Mortgage
September 30, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$184	$17	$104	$239	$—	544
Collectively evaluated for impairment	329	121	2,657	2,656	27	5,790

Total ending allowance balance	$513	$138	$2,761	$2,895	$27	$6,334

				Real Estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$388	$130	$276	$39	$—	$833
Collectively evaluated for impairment	479	146	2,863	2,039	25	5,552

Total ending allowance balance	$867	$276	$3,139	$2,078	$25	$6,385

The Company’s loan portfolio is segmented to a level that allows management to monitor risk and performance. The portfolio is segmented into Commercial and Industrial (“C&I”), Real Estate Construction, Real Estate—Mortgage which is further segmented into Residential and Commercial real estate (“CRE”), and Consumer Installment Loans. The C&I loan segment consists of loans made for the purpose of financing the activities of commercial customers. The residential mortgage loan segment consists of loans made for the purpose of financing the activities of residential homeowners. The commercial mortgage loan segment consists of loans made for the purpose of financing the activities of commercial real estate owners and operators. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts. The decrease in the allowance for loan loss for C&I and Residential real estate loan portfolios were offset by increases in the allowance for the CRE loan portfolio.

Management evaluates individual loans in all of the commercial segments for possible impairment based on guidance established by the Board of Directors. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. The Company does not separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of a larger relationship that is impaired.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of the following methods: (a) the present value of expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Company’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary (in thousands):

September 30, 2016
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$569	$569	$—
Real estate – construction	1,076	1,076	—
Real estate – mortgage:
Residential	2,774	2,771	—
Commercial	1,378	1,375	—
Consumer installment	5	5	—

Total	$5,802	$5,796	$—

With an allowance recorded:
Commercial and industrial	$275	$275	$184
Real estate – construction	17	17	17
Real estate – mortgage:
Residential	464	462	104
Commercial	5,088	5,078	239
Consumer installment	—	—	—

Total	$5,844	$5,832	$544

Total:
Commercial and industrial	$844	$844	$184
Real estate – construction	1,093	1,093	17
Real estate – mortgage:
Residential	3,238	3,233	104
Commercial	6,466	6,453	239
Consumer installment	5	5	—

Total	$11,646	$11,628	$544

December 31, 2015
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,027	$1,025	$—
Real estate – construction	1,657	1,651	—
Real estate – mortgage:
Residential	2,445	2,443	—
Commercial	2,337	2,335	—
Consumer installment	6	6	—

Total	$7,472	$7,460	$—

With an allowance recorded:
Commercial and industrial	$781	$781	$388
Real estate – construction	130	130	130
Real estate – mortgage:
Residential	1,436	1,436	276
Commercial	3,862	3,846	39
Consumer installment	—	—	—

Total	$6,209	$6,193	$833

Total:
Commercial and industrial	$1,808	$1,806	$388
Real estate – construction	1,787	1,781	130
Real estate – mortgage:
Residential	3,881	3,879	276
Commercial	6,199	6,181	39
Consumer installment	6	6	—

Total	$13,681	$13,653	$833

The following tables present interest income by class, recognized on impaired loans (in thousands):

	For the Three Months Ended September 30, 2016		For the Nine Months Ended September 30, 2016
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Total:
Commercial and industrial	$864	$4	$1,218	$9
Real estate – construction	1,105	3	1,404	22
Real estate – mortgage:
Residential	3,389	36	3,660	36
Commercial	7,939	8	7,449	115
Consumer installment	5	—	6	—

	$13,302	$51	$13,737	$182

	For the Three Months Ended September 30, 2015		For the Nine Months Ended September 30, 2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Total:
Commercial and industrial	$1,480	$21	$1,354	$73
Real estate – construction	2,347	28	2,614	94
Real estate – mortgage:
Residential	4,195	43	4,514	128
Commercial	5,476	71	4,871	200
Consumer installment	6	—	6	—

	$13,504	$163	$13,359	$495

Management uses a nine-point internal risk-rating system to monitor the credit quality of the overall loan portfolio. The first five categories are considered not criticized and are aggregated as Pass rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification. Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected. All loans greater than 90 days past due are considered Substandard. Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan-rating process with several layers of internal and external oversight. Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death, occurs to raise awareness of a possible credit event. The Company’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis with the Chief Credit Officer ultimately responsible for accurate and timely risk ratings. The Credit Department performs an annual review of all commercial relationships with loan balances of $1,000,000 or greater. Confirmation of the appropriate risk grade is included in the review on an ongoing basis. The Company engages an external consultant to conduct loan reviews on a semiannual basis. Generally, the external consultant reviews commercial relationships greater than $250,000 and/or criticized relationships greater than $125,000. Detailed reviews, including plans for resolution, are performed on loans classified as Substandard on a quarterly basis. Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The primary risk of commercial and industrial loans is the current economic uncertainties. C&I loans are, by nature, secured by less substantial collateral than real estate-secured loans. The primary risk of real estate construction loans is potential delays and /or disputes during the completion process. The primary risk of residential real estate loans is current economic uncertainties along with the slow recovery in the housing market. The primary risk of commercial real estate loans is loss of income of the owner or occupier of the property and the inability of the market to sustain rent levels. Consumer installment loans historically have experienced higher delinquency rates. Consumer installments are typically secured by less substantial collateral than other types of credits.

The following tables present the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk-rating system (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Total Loans
September 30, 2016
Commercial and industrial	$57,954	$445	$977	$—	$59,376
Real estate – construction	17,448	144	24	17	17,633
Real estate – mortgage:
Residential	252,783	433	5,736	—	258,952
Commercial	237,916	3,141	4,579	—	245,636
Consumer installment	4,723	—	9	—	4,732

Total	$570,824	$4,163	$11,325	$17	$586,329

	Pass	Special Mention	Substandard	Doubtful	Total Loans
December 31, 2015
Commercial and industrial	$40,560	$242	$1,734	$—	$42,536
Real estate – construction	22,007	—	—	130	22,137
Real estate – mortgage:
Residential	225,945	728	5,805	—	232,478
Commercial	219,331	4,327	8,043	—	231,701
Consumer installment	4,854	—	4	—	4,858

Total	$512,697	$5,297	$15,586	$130	$533,710

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.

Nonperforming assets include nonaccrual loans, troubled debt restructurings (TDRs), loans 90 days or more past due, EMORECO assets, other real estate owned, and repossessed assets. A loan is classified as nonaccrual when, in the opinion of management, there are serious doubts about collectability of interest and principal. Accrual of interest is discontinued on a loan when management believes, after considering economic and business conditions, the borrower’s financial condition is such that collection of principal and interest is doubtful. Payments received on nonaccrual loans are applied against the principal balance.

The following tables present the classes of the loan portfolio summarized by the aging categories of performing loans (in thousands):

	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Total Loans
September 30, 2016
Commercial and industrial	$58,889	$59	$92	$336	$487	$59,376
Real estate – construction	17,633	—	—	—	—	17,633
Real estate – mortgage:
Residential	257,068	1,052	547	285	1,884	258,952
Commercial	244,771	121	—	744	865	245,636
Consumer installment	4,656	76	—	—	76	4,732

Total	$583,017	$1,308	$639	$1,365	$3,312	$586,329

	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Total Loans
December 31, 2015
Commercial and industrial	$41,544	$225	$26	$741	$992	$42,536
Real estate – construction	22,137	—	—	—	—	22,137
Real estate – mortgage:
Residential	229,725	1,482	92	1,179	2,753	232,478
Commercial	230,903	189	—	609	798	231,701
Consumer installment	4,837	16	3	2	21	4,858

Total	$529,146	$1,912	$121	$2,531	$4,564	$533,710

The following tables present the classes of the loan portfolio summarized by nonaccrual loans (in thousands):

	September 30, 2016 Nonaccrual	90+Days Past Due and Accruing
Commercial and industrial	$920	$—
Real estate – construction	17	—
Real estate – mortgage:
Residential	3,822	—
Commercial	1,730	—
Consumer installment	—	—

Total	$6,490	$—

	December 31, 2015 Nonaccrual	90+Days Past Due and Accruing
Commercial and industrial	$1,450	$—
Real estate – construction	130	—
Real estate – mortgage:
Residential	4,122	—
Commercial	1,842	—
Consumer installment	1	2

Total	$7,545	$2

An allowance for loan and lease losses (“ALLL”) is maintained to absorb losses from the loan portfolio. The ALLL is based on management’s continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of nonperforming loans.

The Company’s methodology for determining the ALLL is based on the requirements of ASC Section 310-10-35 for loans individually evaluated for impairment (discussed above) and ASC Subtopic 450-20 for loans collectively evaluated for impairment, as well as the Interagency Policy Statements on the Allowance for Loan and Lease Losses and other bank regulatory guidance. The total of the two components represents the Company’s ALLL. Management also performs impairment analyses on TDRs, which may result in specific reserves.

Loans that are collectively evaluated for impairment are analyzed with general allowances being made as appropriate. For general allowances, historical loss trends are used in the estimation of losses in the current portfolio. These historical loss amounts are modified by other qualitative factors.

The classes described above, which are based on the purpose code assigned to each loan, provide the starting point for the ALLL analysis. Management tracks the historical net charge-off activity at the purpose code level. A historical charge-off factor is calculated using the last four consecutive historical quarters.

Management has identified a number of additional qualitative factors which it uses to supplement the historical charge-off factor because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience. The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and nonaccrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry and/or geographic standpoint.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALLL. When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL.

The following tables summarize the primary segments of the loan portfolio (in thousands):

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2015	$867	$276	$3,139	$2,078	$25	$6,385
Charge-offs	(197)	—	(394)	(70)	(18)	(679)
Recoveries	51	—	113	140	9	313
Provision	(208)	(138)	(97)	747	11	315

ALLL balance at September 30, 2016	$513	$138	$2,761	$2,895	$27	$6,334

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846
Charge-offs	(196)	(385)	(425)	(92)	(11)	(1,109)
Recoveries	186	—	161	5	21	373
Provision	(54)	(149)	(13)	450	(24)	210

ALLL balance at September 30, 2015	$578	$334	$3,426	$1,939	$43	$6,320

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at June 30, 2016	$484	$159	$2,788	$2,909	$26	$6,366
Charge-offs	(74)	—	(149)	—	(3)	(226)
Recoveries	4	—	82	—	3	89
Provision	99	(21)	40	(14)	1	105

ALLL balance at September 30, 2016	$513	$138	$2,761	$2,895	$27	$6,334

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at June 30, 2015	$610	$363	$3,347	$1,978	$48	$6,346
Charge-offs	(100)	—	(124)	(5)	—	(229)
Recoveries	5	—	81	5	7	98
Provision	63	(29)	122	(39)	(12)	105

ALLL balance at September 30, 2015	$578	$334	$3,426	$1,939	$43	$6,320

For the three months ended September 30, 2016 there were no troubled debt restructurings. The following tables summarize troubled debt restructurings (in thousands):

	For the Nine Months Ended September 30, 2016
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Commercial and industrial	2	—	2	$169	$169
Residential real estate	1	—	1	58	58
Commercial real estate	1	—	1	311	311
Consumer	—	—	—	—	—

	For the Three Months Ended September 30, 2015
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Commercial and industrial	2	—	2	$15	$15
Real estate construction	—	—	—	—	—
Residential real estate	1	—	1	164	164
Consumer	1	—	1	9	9

	For the Nine Months Ended September 30, 2015
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Commercial and industrial	3	1	4	$126	$126
Real estate construction	1	—	1	181	181
Residential real estate	2	1	3	398	418
Consumer	1	—	1	9	9

The following tables summarize subsequent defaults of troubled debt restructurings (in thousands):

	For the Three Months Ended September 30, 2016
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	1	$3
Residential real estate	1	58

	For the Nine Months Ended September 30, 2016
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	2	$273
Real estate construction	1	58

	For the Three Months Ended September 30, 2015
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	1	$8
Real estate construction	—	—
Consumer	1	8

	For the Nine Months Ended September 30, 2015
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	3	$55
Real estate construction	1	152
Consumer	1	8

4. LOANS AND RELATED ALLOWANCE FOR LOAN LOSSES

Major classifications of loans at December 31 are summarized as follows (in thousands):

	2015	2014
Commercial and industrial	$42,536	$34,928
Real estate – construction	22,137	30,296
Real estate – mortgage:
Residential	232,478	210,096
Commercial	231,701	190,685
Consumer installment	4,858	4,579

	533,710	470,584
Less allowance for loan and lease losses	(6,385)	(6,846)

Net loans	$527,325	$463,738

The Company’s primary business activity is with customers located within its local trade area, eastern Geauga County, and contiguous counties to the north, east, and south. The Company also serves the central Ohio market with offices in Dublin and Westerville, Ohio. Commercial, residential, consumer, and agricultural loans are granted. Although the Company has a diversified loan portfolio at December 31, 2015 and 2014, loans outstanding to individuals and businesses are dependent upon the local economic conditions in its immediate trade area.

The following tables summarize the primary segments of the loan portfolio and the allowance for loan and lease losses as of December 31, 2015 and 2014 (in thousands):

			Real Estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,808	$1,787	$3,881	$6,199	$6	$13,681
Collectively evaluated for impairment	40,728	20,350	228,597	225,502	4,852	520,029

Total loans	$42,536	$22,137	$232,478	$231,701	$4,858	$533,710

			Real estate- Mortgage
December 31, 2014	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,393	$3,296	$5,183	$4,490	$6	$14,368
Collectively evaluated for impairment	33,535	27,000	204,913	186,195	4,573	456,216

Total loans	$34,928	$30,296	$210,096	$190,685	$4,579	$470,584

			Real Estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$388	$130	$276	$39	$—	$833
Collectively evaluated for impairment	479	146	2,863	2,039	25	5,552

Total ending allowance balance	$867	$276	$3,139	$2,078	$25	$6,385

			Real Estate- Mortgage
December 31, 2014	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$83	$589	$892	$30	$2	$1,596
Collectively evaluated for impairment	559	279	2,811	1,546	55	5,250

Total ending allowance balance	$642	$868	$3,703	$1,576	$57	$6,846

The Company’s loan portfolio is segmented to a level that allows management to monitor risk and performance. The portfolio is segmented into Commercial and Industrial (“C&I”), Real Estate Construction, Real Estate—Mortgage which is further segmented into Residential and Commercial real estate, and Consumer Installment Loans. The C&I loan segment consists of loans made for the purpose of financing the activities of commercial customers. The residential mortgage loan segment consists of loans made for the purpose of financing the activities of residential homeowners. The commercial mortgage loan segment consists of loans made for the purpose of financing the activities of commercial real estate owners and operators. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts.

Management evaluates individual loans in all of the commercial segments for possible impairment if the loan is greater than $150,000 and if the loan either is in nonaccrual status, or is risk rated Substandard or Doubtful and is greater than 90 days past due. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. The Company does not separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of a larger relationship that is impaired.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Company’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary (in thousands):

December 31, 2015
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,027	$1,025	$—
Real estate – construction	1,657	1,651	—
Real estate – mortgage:
Residential	2,445	2,443	—
Commercial	2,337	2,335	—

Total	$7,466	$7,454	$—

With an allowance recorded:
Commercial and industrial	$781	$781	$388
Real estate – construction	130	130	130
Real estate – mortgage:
Residential	1,436	1,436	276
Commercial	3,862	3,846	39
Consumer installment	6	6	—

Total	$6,215	$6,199	$833

Total:
Commercial and industrial	$1,808	$1,806	$388
Real estate – construction	1,787	1,781	130
Real estate – mortgage:
Residential	3,881	3,879	276
Commercial	6,199	6,181	39
Consumer installment	6	6	—

Total	$13,681	$13,653	$833

December 31, 2014
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,146	$1,145	$—
Real estate – construction	2,707	2,705	—
Real estate – mortgage:
Residential	2,202	2,197	—
Commercial	4,064	4,060	—

Total	$10,119	$10,107	$—

With an allowance recorded:
Commercial and industrial	$247	$247	$83
Real estate – construction	589	589	589
Real estate – mortgage:
Residential	2,981	2,978	892
Commercial	426	426	30
Consumer installment	6	6	2

Total	$4,249	$4,246	$1,596

Total:
Commercial and industrial	$1,393	$1,392	$83
Real estate – construction	3,296	3,294	589
Real estate – mortgage:
Residential	5,183	5,175	892
Commercial	4,490	4,486	30
Consumer installment	6	6	2

Total	$14,368	$14,353	$1,596

The tables above include troubled debt restructuring totaling $3.1 million and $2.9 million as of December 31, 2015 and 2014, respectively.

The following table presents interest income by class, recognized on impaired loans (in thousands):

	As of December 31, 2015		As of December 31, 2014		As of December 31, 2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial and industrial	$1,468	$100	$1,989	$85	$2,187	$119
Real estate – construction	2,407	115	3,631	154	3,743	183
Real estate – mortgage:
Residential	4,356	160	5,331	171	5,380	293
Commercial	5,203	350	5,998	229	6,500	493
Consumer installment	6	—	11	1	13	1

Total	$13,440	$725	$16,960	$640	$17,824	$1,090

Troubled Debt Restructuring (TDR) describes loans on which the bank has granted concessions for reasons related to the customer’s financial difficulties. Such concessions may include one or more of the following:

•	reduction in the interest rate to below market rates

•	extension of repayment requirements beyond normal terms

•	reduction of the principal amount owed

•	reduction of accrued interest due

•	acceptance of other assets in full or partial payment of a debt

In each case the concession is made due to deterioration in the borrower’s financial condition, and the new terms are less stringent than those required on a new loan with similar risk.

The following tables present the number of loan modifications by class, the corresponding recorded investment, and the subsequently defaulted modifications (in thousands):

	December 31, 2015
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Commercial and industrial	6	—	6	$434	$434
Real estate construction	1	—	1	181	181
Residential real estate	5	1	6	515	535
Commercial real estate	1	—	1	270	270

	December 31, 2015
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	2	$14
Real estate construction	1	130

	December 31, 2014
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Residential real estate	3	—	3	$140	$140
Commercial real estate	1	—	1	48	48
Consumer	1	—	1	6	6

	December 31, 2014
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Residential real estate	1	$15

	December 31, 2013
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Commercial and industrial	6	1	7	$1,264	$1,264
Residential real estate	7	—	7	784	784
Commercial real estate	2	—	2	834	834

	December 31, 2013
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	5	$574
Commercial real estate	1	190

Management uses a nine-point internal risk-rating system to monitor the credit quality of the overall loan portfolio. The first five categories are considered not criticized and are aggregated as Pass-rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification. Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected. All loans greater than 90 days past due are considered Substandard. Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan-rating process with several layers of internal and external oversight. Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death, occurs to raise awareness of a possible credit event. The Company’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis with the Chief Credit Officer ultimately responsible for accurate and timely risk ratings. The Credit Department performs an annual review of all commercial relationships $1,000,000 or greater. Confirmation of the appropriate risk grade is included in the review on an ongoing basis. The Company engages an external consultant to conduct loan reviews on a semiannual basis. Generally, the external consultant reviews commercial relationships greater than $250,000 and/or criticized relationships greater than $125,000. Detailed reviews, including plans for resolution, are performed on loans classified as Substandard on a quarterly basis. Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following tables present the classes of the loan portfolio summarized by the aggregate Pass rating and the criticized categories of Special Mention, Substandard, and Doubtful within the internal risk rating system as of December 31, 2015 and 2014 (in thousands):

December 31, 2015	Pass	Special Mention	Substandard	Doubtful	Total Loans
Commercial and industrial	$40,560	$242	$1,734	$—	$42,536
Real estate – construction	22,007	—	—	130	22,137
Real estate – mortgage:
Residential	225,945	728	5,805	—	232,478
Commercial	219,331	4,327	8,043	—	231,701
Consumer installment	4,854	—	4	—	4,858

Total	$512,697	$5,297	$15,586	$130	$533,710

December 31, 2014	Pass	Special Mention	Substandard	Doubtful	Total Loans
Commercial and industrial	$33,160	$—	$1,730	$38	$34,928
Real estate – construction	29,212	495	—	589	30,296
Real estate – mortgage:
Residential	200,928	584	8,584	—	210,096
Commercial	180,899	3,908	5,878	—	190,685
Consumer installment	4,572	—	7	—	4,579

Total	$448,759	$4,987	$16,211	$627	$470,584

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the aging categories of loans and nonaccrual loans as of December 31, 2015 and 2014 (in thousands):

December 31, 2015	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Total Loans
Commercial and industrial	$41,544	$225	$26	$741	$992	$42,536
Real estate – construction	22,137	—	—	—	—	22,137
Real estate – mortgage:
Residential	229,725	1,482	92	1,179	2,753	232,478
Commercial	230,903	189	—	609	798	231,701
Consumer installment	4,837	16	3	2	21	4,858

Total	$529,146	$1,912	$121	$2,531	$4,564	$533,710

December 31, 2014	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Total Loans
Commercial and industrial	$34,480	$349	$68	$31	$448	$34,928
Real estate – construction	30,296	—	—	—	—	30,296
Real estate – mortgage:
Residential	205,753	2,065	363	1,915	4,343	210,096
Commercial	190,088	30	—	567	597	190,685
Consumer installment	4,547	27	3	2	32	4,579

Total	$465,164	$2,471	$434	$2,515	$5,420	$470,584

The following tables present the classes of the loan portfolio summarized by nonaccrual loans and loans 90 days or more past due and still accruing as of December 31, 2015 and 2014 (in thousands):

December 31, 2015	Nonaccrual	90+ Day Past Due and Accruing
Commercial and industrial	$1,450	$—
Real estate – construction	130	—
Real estate – mortgage:
Residential	4,122	—
Commercial	1,842	—
Consumer installment	1	2

Total	$7,545	$2

December 31, 2014	Nonaccrual	90+ Days Past Due and Accruing
Commercial and industrial	$365	$—
Real estate – construction	587	—
Real estate – mortgage:
Residential	5,310	165
Commercial	1,083	—
Consumer installment	2	—

Total	$7,347	$165

Interest income that would have been recorded had these loans not been placed on nonaccrual status was $259,000 in 2015, $207,000 in 2014, and $439,000 in 2013.

An allowance for loan and lease losses (“ALLL”) is maintained to absorb losses from the loan portfolio. The ALLL is based on management’s continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of nonperforming loans.

The Company’s methodology for determining the ALLL is based on the requirements of ASC Section 310-10-35 for loans individually evaluated for impairment (discussed above) and ASC Subtopic 450-20 for loans collectively evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses and other bank regulatory guidance. The total of the two components represents the Company’s ALLL.

Loans that are collectively evaluated for impairment are analyzed, with general allowances being made as appropriate. For general allowances, historical loss trends are used in the estimation of losses in the current portfolio. These historical loss amounts are modified by other qualitative factors.

The classes described above, which are based on the purpose code assigned to each loan, provide the starting point for the ALLL analysis. Management tracks the historical net charge-off activity at the purpose code level. A historical charge-off factor is calculated utilizing the last twelve consecutive quarters.

Management has identified a number of additional qualitative factors which it uses to supplement the historical charge-off factor, because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience. The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and nonaccrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry, and/or geographic standpoint.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALLL. When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL.

The following tables summarize the primary segments of the loan portfolio (in thousands):

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846
Charge-offs	(280)	(385)	(425)	(92)	(15)	(1,197)
Recoveries	207	—	186	5	23	421
Provision	298	(207)	(325)	589	(40)	315

ALLL balance at December 31, 2015	$867	$276	$3,139	$2,078	$25	$6,385

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2013	$614	$576	$3,664	$2,170	$22	$7,046
Charge-offs	(237)	—	(671)	(260)	(44)	(1,212)
Recoveries	121	60	267	40	154	642
Provision	144	232	443	(374)	(75)	370

ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779
Charge-offs	(419)	(191)	(675)	—	(45)	(1,330)
Recoveries	191	33	107	46	24	401
Provision	(890)	(389)	1,360	133	(18)	196

ALLL balance at December 31, 2013	$614	$576	$3,664	$2,170	$22	$7,046

The decrease in the ALLL balance for real estate construction was largely due to a $0.4 million charge off. The decrease in the ALLL balance for residential real estate was largely due to aggregate charge offs of $0.3 million of loans secured by first liens. The increase in the ALLL balance for commercial real estate is mostly due to the 21.5% growth in the portfolio.